SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED) (Details)	Dec. 31, 2015 lb $ / lb $ / oz
Supplementary Mineral Reserve Information [Abstract]
Long-term average price for copper used to estimate recoverable reserves (in dollars per pound)	2.00
Long-term average price for gold used to estimate recoverable reserves (in dollars per ounce) | $ / oz	1,000
Long-term average price for molybdenum used to estimate recoverable reserves (in dollars per pound)	10
Long-term average price for silver used to estimate recoverable reserves (in dollars per ounce) | $ / oz	15
Long-term average price for cobalt used to estimate recoverable reserves (in dollars per pound)	10
Three-year average London spot price for copper (per pound)	2.97
Three-year average London spot price for gold (per ounce) | $ / oz	1,276
Three-year average price for molybdenum (per pound)	9.45
Estimated Recoverable Proven And Probable Copper Reserves In Leach Stockpiles (in pounds) | lb	3,800,000,000
Estimated recoverable proven and probable copper reserves in mill stockpiles (in pounds) | lb	1,000,000,000